UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

		Number
		of Shares	Value

COMMON STOCK	98.8%
AUSTRALIA	13.8%
DIVERSIFIED	4.6%
GPT Group		8,351,000	$29,252,792
Mirvac Group		3,875,000	13,689,294
Stockland		3,730,241	20,573,093
			63,515,179
INDUSTRIAL	1.5%
ING Industrial Fund		8,080,107	14,212,160
Macquarie Goodman Group		1,450,395	7,047,984
			21,260,144
OFFICE	2.0%
ING Office Fund		5,618,179	6,553,011
Investa Property Group		5,686,669	10,426,152
Tishman Speyer Office Fund		6,143,517	10,897,453
			27,876,616
SHOPPING CENTER	5.7%
Westfield Group		5,656,300	79,338,327
TOTAL AUSTRALIA			191,990,266
AUSTRIA	0.6%
DIVERSIFIED	0.6%
Immofinanz Immobilien Anlagen AG		748,495	9,016,731
CANADA	1.2%
OFFICE	0.7%
Brookfield Properties Corp.		265,276	9,369,548
SHOPPING CENTER	0.5%
Primaris Retail REIT		422,600	6,881,074
TOTAL CANADA			16,250,622
FINLAND	1.0%
DIVERSIFIED	1.0%
Citycon Oyj		1,320,120	6,947,013
Sponda Oyj		605,351	6,831,781
TOTAL FINLAND			13,778,794

		Number of Shares	Value

FRANCE	5.0%
DIVERSIFIED	3.7%
Fonciere des Regions		60,577	$9,117,906
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)		49,151	6,668,878
Unibail		173,052	36,360,994
			52,147,778
RETAIL	0.8%
Klepierre		70,559	10,566,689
SHOPPING CENTER	0.5%
Mercialys Promesse		220,501	7,417,959
TOTAL FRANCE			70,132,426
GERMANY	4.3%
APARTMENT	2.1%
Deutsche Wohnen AG		137,500	8,334,263
Patrizia Immobilien AG		771,194	20,614,408
			28,948,671
DIVERSIFIED	1.8%
IVG Immobilien AG		712,984	25,803,010
SHOPPING CENTER	0.4%
Dawnay Day Treveria PLC		1,750,957	2,531,145
Deutsche Euroshop AG		46,125	3,197,585
			5,728,730
TOTAL GERMANY			60,480,411
HONG KONG	20.7%
DIVERSIFIED	16.8%
Cheung Kong Holdings Ltd.		5,246,800	56,336,098
Great Eagle Holdings Ltd.		8,040,694	29,311,509
Hang Lung Properties Ltd.		5,556,609	11,854,061
Henderson Land Development Company Ltd.		6,620,000	37,218,461
Hysan Development Company Ltd.		14,775,500	37,893,435
Sun Hung Kai Properties Ltd.		4,322,700	47,135,138
Wharf Holdings Ltd.		4,098,000	14,097,206
			233,845,908

		Number of Shares	Value

OFFICE	3.2%
Champion REIT		7,000,100	$3,468,310
Hongkong Land Holdings Ltd. (USD)		10,508,771	40,774,031
			44,242,341
SHOPPING CENTER	0.7%
Link REIT		4,600,710	9,578,600
TOTAL HONG KONG			287,666,849
ITALY	0.6%
DIVERSIFIED	0.6%
Beni Stabili S.p.A.		6,937,040	7,740,936
JAPAN	19.9%
DIVERSIFIED	17.8%
Kenedix Realty Investment Corp.		2,540	13,181,122
Mitsubishi Estate Co., Ltd.		4,306,000	94,048,508
Mitsui Fudosan Co., Ltd.		3,655,000	83,078,730
NTT Urban Development Corp.		3,150	25,173,333
Sumitomo Realty & Development Co., Ltd.		700,000	20,562,963
TOC Co., Ltd.		1,300,000	6,845,291
Tokyo Tatemono Co., Ltd.		380,000	4,272,085
			247,162,032
SHOPPING CENTER	2.1%
AEON Mall Co., Ltd.		351,500	18,568,127
Japan Retail Fund Investment Corp.		1,446	10,649,904
			29,218,031
TOTAL JAPAN			276,380,063

		Number of Shares	Value

LUXEMBOURG	0.5%
INDUSTRIAL	0.5%
ProLogis European Properties		350,535	$6,534,093
NETHERLANDS	5.7%
DIVERSIFIED	0.5%
Wereldhave NV		64,136	7,002,315
OFFICE	3.0%
Corio NV		377,223	27,480,512
Eurocastle Investment Ltd.		156,643	6,095,993
VastNed Offices/Industrial NV		222,704	7,878,959
			41,455,464
SHOPPING CENTER	2.2%
Rodamco Europe NV		267,108	31,110,191
TOTAL NETHERLANDS			79,567,970
SINGAPORE	2.7%
DIVERSIFIED	2.2%
CapitaLand Ltd.		4,445,900	14,136,185
Keppel Land Ltd.		2,050,000	6,402,015
Singapore Land Ltd.		2,032,000	10,043,255
			30,581,455
OFFICE	0.5%
Capitacommercial Trust		4,623,000	6,432,759
TOTAL SINGAPORE			37,014,214
SPAIN	0.6%
DIVERSIFIED	0.6%
Riofisa SA		225,132	8,121,872
SWEDEN	2.7%
DIVERSIFIED	2.7%
Fabege AB		1,239,020	27,390,438
Kungsleden AB		888,578	10,124,829
TOTAL SWEDEN			37,515,267

		Number of Shares	Value

SWITZERLAND	1.1%
DIVERSIFIED	1.1%
PSP Swiss Property AG		292,641	$14,860,813
UNITED KINGDOM	18.4%
DIVERSIFIED	13.7%
British Land Co., PLC		2,493,735	63,687,155
Development Securities PLC		595,897	6,582,796
Hammerson PLC		1,218,320	29,928,323
Helical Bar PLC		1,514,395	11,625,462
Land Securities Group PLC		1,688,816	62,229,256
Quintain Estates & Development PLC		1,278,845	16,761,124
			190,814,116
INDUSTRIAL	2.4%
Slough Estates PLC		2,678,024	33,344,429
OFFICE	1.3%
Great Portland Estates PLC		1,592,683	18,041,469
SHOPPING CENTER	1.0%
Liberty International PLC		622,876	14,286,468
TOTAL UNITED KINGDOM			256,486,482
TOTAL COMMON STOCK (Identified cost—$1,210,524,975)			1,373,537,809

		Principal
		Amount

COMMERCIAL PAPER	2.7%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$36,624,777)		$36,629,000	36,624,777

TOTAL INVESTMENTS (Identified cost—$1,247,149,752)	101.5%		1,410,162,586

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)%		(20,208,878)

NET ASSETS	100.0%		$1,389,953,708

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 28, 2006